OTHER LIABILITIES - Disclosure of Other Liabilities Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	£ 72	£ 88
Other	2,101	1,764
Other liabilities	£ 2,173	£ 1,852